Securities	12 Months Ended
Sep. 30, 2013
Securities Available for Sale [Abstract]
Securities Available for Sale

Note 4—Securities Available for Sale

Securities available for sale as of September 30, 2013 and 2012 were as follows:

	Amortized Cost	Gross Unrealized Gains		Gross Unrealized Losses	Fair Value
	(In thousands)
September 30, 2013
U.S. Government Agencies:
Due after five but within ten years	$14,990	$		$760	$14,230
Due after ten years but within fifteen years	5,000			404	4,596
Corporate bonds due after five years but within ten years	4,384			78	4,306
Municipal bonds:
Due within five years	988			8	980
Due after five years but within ten years	2,753		32	38	2,747
Mortgage-backed securities	13,497		203	139	13,561

	$41,612		$235	$1,427	$40,420

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
September 30, 2012
U.S. Government Agencies:
Due after five but within ten years	$18,981	$78	$	$19,059
Due after ten years but within fifteen years	5,000	29		5,029
Corporate bonds due after five years but within ten years	4,404	195		4,599

Municipal bonds:
Due after five years but within ten years	3,765	127		3,892
Mortgage-backed securities	15,409	373		15,782

	$47,559	$802	$	$48,361

There were no securities with unrealized losses at September 30, 2012. The age of unrealized losses and fair value of related securities available for sale at September 30, 2013 were as follows:

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
September 30, 2013
U.S. Government Agencies	$18,826	$1,164	$—	$—	$18,826	$1,164
Corporate bonds	4,306	78			4,306	78
Municipal bonds	2,625	46			2,625	46
Mortgage-backed securities	4,353	139	—	—	4,353	139
	$30,110	$1,427	$—	$—	$30,110	$1,427

When the fair value of security is below its amortized cost, additional analysis is performed to determine whether an other-than-temporary impairment condition exists. Securities are analyzed quarterly for possible other-than-temporary impairment. In addition to the severity of unrealized losses and the length of time such losses have existed, the analysis considers (i) whether the Company has the intent to sell the securities prior to recovery and/or maturity and (ii) whether it is more likely than not that the Company will have to sell the securities prior to recovery and/or maturity. Often, the information available to conduct these assessments is limited and rapidly changing, making estimates of fair value subject to judgment. If actual information or conditions are different than estimated, the extent of the impairment of the security may be different than previously estimated, which could have a material effect on the Company's consolidated financial statements.

The unrealized losses reported on securities at September 30, 2013 relate to four securities issued by U.S. Government Agencies, three Corporate bonds, four Municipal bonds and one Mortgage-backed security. These unrealized losses were due to changes in interest rates.

All mortgage-backed securities are U.S. Government Agencies backed and collateralized by residential mortgages.

There were no sales of securities available for sale during the year ended September 30, 2013. During the year ended September 30, 2012 , the Company sold available for sale securities with a carrying value of $23.5 million, and recognized gross gains of $782,000 on such sales.

Refer to Note 8 for disclosure of pledged securities.